Restated Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Diluted loss per share	$ (0.08)	$ (0.30)